Related party transactions	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Related party transactions	Note 14: Related party transactions
Balances and transactions with fellow Lloyds Banking Group undertakings
The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc, and fellow Group undertakings. These are included on the balance sheet as follows:

	At 30 Jun 2025 £m	At 31 Dec 2024 £m

Assets, included within:
Derivative financial instruments	912	807
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	897	560

Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	3,804	4,049
Derivative financial instruments	890	687
Debt securities in issue at amortised cost	16,301	19,198
Subordinated liabilities	8,417	7,336
During the half-year to 30 June 2025 the Group earned £9 million (half-year to 30 June 2024: £7 million) of interest income and incurred £643 million (half-year to 30 June 2024: £684 million) of interest expense and recognised net fee and commission expense of £47 million (half year to 30 June 2024: net fee and commission expense of £367 million) on balances and transactions with Lloyds Banking Group plc and fellow Group undertakings.
Other related party transactions
Other related party transactions for the half-year to 30 June 2025 are similar in nature to those for the year ended
31 December 2024